Significant capital and funding transactions - Additional Information (Detail) $ in Millions, $ in Millions			3 Months Ended
	Dec. 23, 2019 CAD ($)	Dec. 17, 2019 USD ($) shares	Jan. 31, 2020 CAD ($)
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of depositary shares purchased | shares		200,000
Total consideration, including accrued dividends		$ 6
Subordinated debentures [member]
Disclosure of classes of share capital [line items]
Dated subordinated liabilities			$ 2,000
Interest rate	2.88%		2.99%
Maturity	December 23, 2029		December 6, 2024
Redemption date			Dec. 06, 2019
Percentage of principal amount			100.00%
Dated subordinated issued	$ 1,500
Borrowings adjustment to interest rate	0.89%
Borrowings, interest rate basis	December 23, 2024